Fair values	12 Months Ended
Dec. 31, 2013
Fair values
Fair values

Note 6—Fair values

Recurring fair value measures

        The fair values of financial assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2013
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	69	—	69
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	—	159	—	159
Debt securities—U.S. government obligations	104	—	—	104
Debt securities—European government obligations	25	—	—	25
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	146	—	146
Derivative assets—current in "Other current assets"	—	372	—	372
Derivative assets—non-current in "Other non-current assets"	—	128	—	128

Total	129	877	—	1,006

Liabilities
Derivative liabilities—current in "Other current liabilities"	3	199	—	202
Derivative liabilities—non-current in "Other non-current liabilities"	—	52	—	52

Total	3	251	—	254

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	128	—	128
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	3	1,279	—	1,282
Debt securities—U.S. government obligations	159	—	—	159
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	117	—	117
Available-for-sale securities in "Other non-current assets":
Equity securities	2	—	—	2
Derivative assets—current in "Other current assets"	—	296	—	296
Derivative assets—non-current in "Other non-current assets"	—	144	—	144

Total	164	1,967	—	2,131

Liabilities
Derivative liabilities—current in "Other current liabilities"	4	192	—	196
Derivative liabilities—non-current in "Other non-current liabilities"	—	69	—	69

Total	4	261	—	265

        The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

  •
  Available-for-sale securities in "Cash and equivalents", "Marketable securities and short-term investments" and "Other non-current assets":  If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs; however, when markets are not active, these inputs are considered Level 2. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk-free interest rate adjusted for nonperformance risk. The inputs used in present value techniques are observable and fall into the Level 2 category.

  •
  Derivatives:  The fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash-settled call options hedging the Company's WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non-recurring fair value measures

        There were no significant non-recurring fair value measurements during 2013. During 2012, impairment charges of $87 million were recorded as an adjustment to the fair value of certain equity-method investments. The non-recurring fair value measures were determined using a discounted cash flow model adjusted for industry and market conditions using Level 3 inputs and the resulting fair value of those assets remeasured during 2012 and still held at December 31, 2012, was not significant. Other non-recurring fair value measurements in 2012 were not significant.

Disclosure about financial instruments carried on a cost basis

        The fair values of financial instruments carried on a cost basis were as follows:

	December 31, 2013
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	2,414	2,414	—	—	2,414
Time deposits	3,538	—	3,538	—	3,538
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	18	—	18	—	18
Other short-term investments	9	9	—	—	9
Short-term loans in "Receivables, net"	6	—	6	—	6
Other non-current assets:
Loans granted	54	—	52	—	52
Held-to-maturity securities	104	—	121	—	121
Restricted cash and cash deposits	276	95	219	—	314
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease liabilities)	424	107	317	—	424
Long-term debt (excluding finance lease liabilities)	7,475	7,540	34	—	7,574
Non-current deposit liabilities in "Other non-current liabilities"	279	—	338	—	338

	December 31, 2012
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	2,784	2,784	—	—	2,784
Time deposits	3,963	—	3,963	—	3,963
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	30	—	30	—	30
Other short-term investments	15	15	—	—	15
Short-term loans in "Receivables, net"	7	—	7	—	7
Other non-current assets:
Loans granted	58	—	59	—	59
Held-to-maturity securities	97	—	124	—	124
Restricted cash and cash deposits	271	80	242	—	322
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease liabilities)	2,512	1,328	1,184	—	2,512
Long-term debt (excluding finance lease liabilities)	7,449	7,870	39	—	7,909
Non-current deposit liabilities in "Other non-current liabilities"	283	—	359	—	359

        The Company uses the following methods and assumptions in estimating fair values of financial instruments carried on a cost basis:

  •
  Cash and equivalents (excluding available-for-sale debt securities with original maturities up to 3 months), Marketable securities and short-term investments (excluding available-for-sale securities), and Short-term loans in "Receivables, net":  The carrying amounts approximate the fair values as the items are short-term in nature.

  •
  Other non-current assets:  Includes (i) loans granted whose fair values are based on the carrying amount adjusted using a present value technique to reflect a premium or discount based on current market interest rates (Level 2 inputs), (ii) held-to-maturity securities (see Note 4) whose fair values are based on quoted market prices in inactive markets (Level 2 inputs), (iii) restricted cash whose fair values approximates the carrying amounts (Level 1) and (iv) cash deposits pledged in respect of certain non-current deposit liabilities whose fair values are determined using a discounted cash flow methodology based on current market interest rates (Level 2 inputs).

  •
  Short-term debt and current maturities of long-term debt, excluding finance lease liabilities:  Includes commercial paper, bank borrowings and overdrafts as well as bonds maturing in the next 12 months. The carrying amounts of short-term debt and current maturities of long-term debt, excluding finance lease liabilities, approximate their fair values.

  •
  Long-term debt excluding finance lease liabilities:  Fair values of outstanding bonds are determined using quoted market prices (Level 1 inputs). The fair values of other debt are determined using a discounted cash flow methodology based upon borrowing rates of similar debt instruments and reflecting appropriate adjustments for non-performance risk (Level 2 inputs).

  •
  Non-current deposit liabilities in "Other non-current liabilities":  The fair values of non-current deposit liabilities are determined using a discounted cash flow methodology based on risk-adjusted interest rates (Level 2 inputs).